ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2010	2009
Balance, beginning of the year	$88,683	$62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)

Balance, end of the year	$78,039	$88,683